Average Annual Total Returns (Invesco Convertible Securities Fund)	12 Months Ended
	May 02, 2011
Return Before Taxes | Institutional Class, Invesco Convertible Securities Fund
Average Annual Total Returns
Column	Institutional Class	[1]
Label	Return Before Taxes
1 Year	11.46%
5 Years	6.28%
10 Years	5.34%
Return After Taxes on Distributions | Institutional Class, Invesco Convertible Securities Fund
Average Annual Total Returns
Column	Institutional Class	[1]
Label	Return After Taxes on Distributions
1 Year	10.13%
5 Years	5.25%
10 Years	4.21%
Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, Invesco Convertible Securities Fund
Average Annual Total Returns
Column	Institutional Class	[1]
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	7.42%
5 Years	4.81%
10 Years	3.93%
Bank of America Merrill Lynch All Convertible All Qualities Index
Average Annual Total Returns
Label	Bank of America Merrill Lynch All Convertible All Qualities Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	16.77%
5 Years	5.71%
10 Years	4.97%
Lipper Convertible Securities Funds Index
Average Annual Total Returns
Label	Lipper Convertible Securities Funds Index
1 Year	18.04%
5 Years	6.19%
10 Years	5.16%

[1]	Institutional Class shares will be available for public sale on June 6, 2011. Institutional Class shares performance shown prior to June 6, 2011, is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers and/or expense reimbursement. The inception date of the predecessor fund's Class A shares is July 28, 1997.